EQUITY - Non-controlling interests (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-controlling interests
Shareholders equity attributable to non controlling interests	$ 37,987,828	$ 34,694,887	$ 28,142,508
Income attributable to non controlling interests	1,981,241	3,070,077	2,961,345
Total current assets	1,013,195,740	981,771,027	1,161,729,392
Total non-current assets	2,277,908,533	1,939,749,862	1,848,971,215
Total current liabilities	906,143,994	692,871,296	949,245,134
Total non-current liabilities	1,370,563,259	1,307,664,179	1,178,052,821
Net sales	3,224,233,005	2,618,437,052	2,656,878,395
Net Income	$ 234,644,125	$ 174,511,487	$ 128,458,987
Embotelladora del Atlantico S.A.
Non-controlling interests
Non controlling interest percentage	0.0171%	0.0171%	0.0171%
Shareholders equity attributable to non controlling interests	$ 52,055	$ 23,516	$ 36,451
Income attributable to non controlling interests	6,524	4,067	6,410
Total current assets	161,902,977	79,240,262	132,214,927
Total non-current assets	374,554,073	186,371,255	243,866,619
Total current liabilities	183,500,071	105,077,757	138,653,369
Total non-current liabilities	47,687,552	22,626,937	23,668,595
Net sales	779,373,515	445,970,004	664,003,032
Net Income	$ 38,261,377	$ 23,848,440	$ 37,589,788
Andina Empaques Argentina S.A.
Non-controlling interests
Non controlling interest percentage	0.0209%	0.0209%	0.0209%
Shareholders equity attributable to non controlling interests	$ 5,645	$ 2,735	$ 4,346
Income attributable to non controlling interests	284	(243)	(5)
Total current assets	14,204,112	9,149,013	16,481,794
Total non-current assets	18,410,878	9,397,856	11,897,459
Total current liabilities	4,213,859	4,907,443	6,679,478
Total non-current liabilities	1,406,730	561,677	915,427
Net sales	34,201,434	22,146,635	37,915,166
Net Income	$ 1,610,079	$ (1,388,032)	$ (25,095)
Paraguay Refrescos S.A.
Non-controlling interests
Non controlling interest percentage	2.1697%	2.1697%	2.1697%
Shareholders equity attributable to non controlling interests	$ 6,674,645	$ 6,421,855	$ 6,177,360
Income attributable to non controlling interests	1,293,004	1,023,763	988,416
Total current assets	85,774,550	81,710,657	72,297,644
Total non-current assets	294,746,275	277,112,895	269,314,097
Total current liabilities	53,232,081	44,297,696	40,454,954
Total non-current liabilities	19,664,352	18,552,180	16,451,513
Net sales	282,065,004	223,840,648	212,339,131
Net Income	59,592,621	47,183,699	45,554,603
VJ S.A.
Non-controlling interests
Total current assets	28,559,446	29,670,457	27,190,771
Total non-current assets	18,428,555	19,914,658	19,346,711
Total current liabilities	16,484,508	20,549,744	20,026,609
Total non-current liabilities	1,745,594	1,839,580	1,228,226
Net sales	84,410,998	80,683,367	85,067,864
Net Income	$ 1,589,562	$ 1,655,403	$ 2,637,795
Vital S.A.
Non-controlling interests
Non controlling interest percentage	35.00%	35.00%	35.00%
Shareholders equity attributable to non controlling interests	$ 10,065,265	$ 9,518,527	$ 8,848,927
Income attributable to non controlling interests	$ 556,347	$ 579,391	$ 923,228
Vital Aguas S.A.
Non-controlling interests
Non controlling interest percentage	33.50%	33.50%	33.50%
Shareholders equity attributable to non controlling interests	$ 4,883,451	$ 2,391,066	$ 2,216,115
Income attributable to non controlling interests	147,033	168,407	198,195
Total current assets	7,329,622	7,064,594	7,326,742
Total non-current assets	12,538,543	5,272,662	5,516,881
Total current liabilities	5,130,820	5,061,919	6,073,685
Total non-current liabilities	159,880	137,827	154,669
Net sales	3,915,820	22,338,380	22,026,721
Net Income	$ 438,904	$ 502,706	$ 591,626
Envases Central S.A.
Non-controlling interests
Non controlling interest percentage	40.73%	40.73%	40.73%
Shareholders equity attributable to non controlling interests	$ 8,286,374	$ 7,491,638	$ 6,669,936
Income attributable to non controlling interests	803,205	758,514	999,807
Total current assets	25,574,823	20,446,648	22,918,372
Total non-current assets	20,148,227	21,015,727	22,057,335
Total current liabilities	23,353,945	16,775,490	21,712,326
Total non-current liabilities	2,024,550	6,293,557	6,887,495
Net sales	99,079,582	92,778,313	100,227,739
Net Income	$ 1,972,017	$ 1,862,293	$ 2,454,710
Re-Ciclar S.A.
Non-controlling interests
Non controlling interest percentage	40.00%	40.00%	40.00%
Shareholders equity attributable to non controlling interests	$ 8,020,393	$ 8,845,550	$ 4,189,373
Income attributable to non controlling interests	(825,156)	536,178	(154,706)
Total current assets	4,908,214	6,613,813	14,595,558
Total non-current assets	37,673,531	26,500,107	5,626,492
Total current liabilities	1,503,047	1,596,354	382,408
Total non-current liabilities	1,027,715	9,403,691	9,366,211
Net sales	913,462
Net Income	$ (2,070,392)	$ 1,340,445	$ (386,764)